Consolidated statements of financial position (Details 7) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Non-current financial assets	€ 272,268	€ 272,614
Current financial assets	47,138,738	82,353,867
Trade and other payables	€ 8,258,133	€ 12,413,662